Summary of Share Options Activities (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares
Disclosure Of Issued Capital [Abstract]
Number of Options, Beginning Balance | shares	6,030,076	3,016,200	0
Number of Options, Golden Valley share options exchanged for GRC share options | shares		2,498,045
Number of Options, Granted | shares	2,271,592	577,031	3,016,200
Number of Options, Forfeited | shares	(65,000)	(61,200)
Number of Options, Ending Balance | shares	8,236,668	6,030,076	3,016,200
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 3.42	$ 4.97	$ 0
Weighted Average Exercise Price, Golden Valley share options exchange for GRC share options | $ / shares		1.32
Weighted Average Exercise Price, Granted | $ / shares	2.58	4.52	4.97
Weighted Average Exercise Price, Forfeited | $ / shares	4.29	4.26
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 3.18	$ 3.42	$ 4.97